NOTES TO SCHEDULE 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
NOTES TO SCHEDULE 1 [Abstract]
Restricted capital and reserves	$ 124,141	$ 118,167